Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes are as follows (in millions):

	Year Ended September 30,
	2013	2012	2011
United States	$636.5	$374.7	$163.7
Foreign	74.2	14.4	51.8
Income before income taxes	$710.7	$389.1	$215.5

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The (benefit) provision for income taxes consists of the following components (in millions):

	Year Ended September 30,
	2013	2012	2011
Current income taxes:
Federal	$(8.3)	$(4.5)	$(0.4)
State	23.7	7.5	0.5
Foreign	7.1	10.5	9.4
Total current	22.5	13.5	9.5
Deferred income taxes:
Federal	(44.6)	129.1	55.5
State	2.6	(0.6)	1.5
Foreign	(2.3)	(5.1)	3.0
Total deferred	(44.3)	123.4	60.0
(Benefit) provision for income taxes	$(21.8)	$136.9	$69.5

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The differences between the statutory federal income tax rate and our effective income tax rate are as follows:

	Year Ended September 30,
	2013	2012	2011
Statutory federal tax rate	35.0%	35.0%	35.0%
Foreign rate differential	(1.9)	0.2	(2.5)
Adjustment and resolution of federal, state and foreign tax uncertainties	(35.9)	(0.1)	0.3
State taxes, net of federal benefit	3.3	3.4	2.3
Research and development and other tax credits, net of valuation allowances	(1.4)	(0.5)	(1.1)
Income attributable to noncontrolling interest	(0.2)	(0.1)	(0.3)
Nondeductible deal fees	—	—	1.3
Change in valuation allowance	(0.7)	(1.3)	—
Other, net	(1.3)	(1.4)	(2.7)
Effective (benefit) tax rate	(3.1)%	35.2%	32.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to deferred income tax assets and liabilities consist of the following (in millions):

	September 30,
	2013	2012
Deferred income tax assets:
Accruals and allowances	$23.5	$25.2
Employee related accruals and allowances	104.8	107.5
Pension obligations	333.3	489.0
State net operating loss carryforwards	68.3	44.2
State credit carryforwards, net of federal benefit	49.1	47.0
Cellulosic Biofuel Producers Credits and other federal tax credit carryforwards	233.6	225.6
Federal net operating loss carryforwards	207.0	146.4
Restricted stock and options	30.5	22.4
Other	28.8	21.9
Valuation allowances	(36.2)	(42.3)
Total	1,042.7	1,086.9
Deferred income tax liabilities:
Property, plant and equipment	1,477.2	1,439.0
Deductible intangibles and goodwill	287.0	283.8
Inventory reserves	80.5	80.2
Deferred gain	31.0	31.0
Other	0.5	0.7
Total	1,876.2	1,834.7
Net deferred income tax liability	$833.5	$747.8

Location of Deferred Taxes in Balance Sheet [Table Text Block]
Deferred taxes are recorded as follows in the consolidated balance sheet (in millions):

	September 30,
	2013	2012
Current deferred tax asset	$209.1	$104.0
Current deferred tax liability	—	0.1
Long-term deferred tax asset	20.5	37.1
Long-term deferred tax liability	1,063.1	888.8
Net deferred income tax liability	$833.5	$747.8

Summary of Valuation Allowance [Table Text Block]
The following table represents a summary of the valuation allowances against deferred tax assets for fiscal 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Balance at the beginning of period	$42.3	$48.0	$40.2
Charges to costs and expenses	3.6	4.3	5.8
Allowances related to acquisitions(1)	—	—	7.8
Deductions	(9.7)	(10.0)	(5.8)
Balance at the end of period	$36.2	$42.3	$48.0

(1)	Allowances related to acquisitions in fiscal 2011 are related to the Smurfit-Stone Acquisition.

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

	2013	2012	2011
Balance at the beginning of period	$289.7	$287.9	$12.2
(Reductions) additions related to acquisitions(1)	—	(1.4)	275.5
Additions for tax positions taken in current year	2.6	7.0	—
(Reductions) additions for tax positions taken in prior years	(268.5)	—	1.5
Reductions due to settlements	(0.2)	—	—
Reductions as a result of a lapse of the applicable statute of limitations	(2.3)	(3.8)	(1.3)
Balance at the end of period	$21.3	$289.7	$287.9

(1)	Adjustments related to acquisitions in fiscal 2012 and 2011 are related to the Smurfit-Stone Acquisition.